FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                Report for the Calendar Year or Quarter Ended: June 30, 1999

                Check here if Amendment [ ]: Amendment Number: _________________

                          This Amendment (Check only one.):

                                   [ ] is a restatement

                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Stephen A. Feinberg
                     -----------------------------------------------------------

Address:             450 Park Avenue, 28th Floor
                     -----------------------------------------------------------
                     New York, NY 10022
                     -----------------------------------------------------------

                     -----------------------------------------------------------

Form 13F File Number: 28-6882
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:                   Stephen A. Feinberg
                        --------------------------------------------------------
Title:                  Investment Manager
                        --------------------------------------------------------
Phone:                  (212) 421-2600
                        --------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Stephen Feinberg
--------------------------------------------------------------------------------
[Signature]
--------------------------------------------------------------------------------
New York, NY
--------------------------------------------------------------------------------
[City, State]
--------------------------------------------------------------------------------
8/12/99
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager, [If there are no entries in this list, omit this section.]

Form 13F File Number 28-6286
                     -----------------------------------------------------------
Name                 J. Ezra Merkin*
                     -----------------------------------------------------------

                              Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:           1

--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:      28

--------------------------------------------------------------------------------

Form 13F Information Table Value Total:
   $76,835   (thousands)
-------------

List of Other Included Managers:

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.      1
         -----------------------------------------------------------------------

Form 13F File Number 28-6286
                     -----------------------------------------------------------

Name                 J. Ezra Merkin*
                     -----------------------------------------------------------


______________
* Mr. Stephen A. Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                                                STEPHEN A. FEINBERG
                                                   FORM 13F
                                                June 30, 1999

------------------------------------------------------------------------------------------------------------------------------------
     Column 1                 Column 2        Column 3   Column 4         Column 5             Column 6    Column 7    Column 8

  Name of Issuer            Title of Class     CUSIP      Value    Shrs or  SH/PRN  Put/Call  Investment   Other    Voting authority
                                                        (x$1000)   prn amt                    discretion  managers  Sole Shared None

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN SKIING COMPANY       COMMON STOCK    029654308   $ 6,426  1,352,800  SH              SOLE         N/A       X
ATLANTIC GULF                 PREF. STOCK     048556203   $   303     30,270  SH              SOLE         N/A       X
BANCTEC, INC.                 COMMON STOCK     59784108   $   337     18,800  SH              SOLE         N/A       X
BROOKE GROUP LTD              COMMON STOCK    112525100   $   583     24,059  SH              SOLE         N/A       X
CADILLAC FAIRVIEW CORP.       COMMON STOCK    126929207   $   607     32,179  SH              SOLE         N/A       X
CALIFORNIA COASTAL            COMMON STOCK    129915104   $   922    127,209  SH              SOLE         N/A       X
CORT BUSINESS SERVICES CORP.  COMMON STOCK    220493100   $ 4,045    169,000  SH              SOLE         N/A       X
CRONOS GROUP, N.V.            COMMON STOCK    L20708100   $ 1,149    287,200  SH              SOLE         N/A       X
DELTA WOODSIDE INDUSTRIES,
  INC.                        COMMON STOCK    247909104   $ 1,942    330,500  SH              SOLE         N/A       X
ESSEF CORPORATION             COMMON STOCK    269145108   $ 5,133    253,500  SH              SOLE         N/A       X
FIRST COMMONWEALTH INC.       COMMON STOCK    319983102   $ 2,155     87,500  SH              SOLE         N/A       X
FIRST UNION REAL ESTATE       COMMON STOCK    337400105   $ 8,162  1,764,699  SH              SOLE         N/A       X
FIRST UNION REAL ESTATE       PREF. STOCK     337400303   $   614     30,500  SH              SOLE         N/A       X
FRIENDLY'S ICE CREAM CORP.    COMMON STOCK    358497105   $   639     79,935  SH              SOLE         N/A       X
HEALTH FITNESS CORP.          COMMON STOCK    42217V102   $   127    203,679  SH              SOLE         N/A       X
ICO GLOBAL COMMUNICATIONS     COMMON STOCK    G4705T109   $16,071  1,714,284  SH              SOLE         N/A       X
ISB FINANCIAL CORP.           COMMON STOCK    450091103   $ 3,058    145,600  SH              SOLE         N/A       X
MTR GAMING GROUP, INC.        COMMON STOCK    553769100   $ 1,238    412,500  SH              SOLE         N/A       X
MENS WEARHOUSE INC.           COMMON STOCK    587118100   $ 5,735    224,905  SH              SOLE         N/A       X
NOVACARE CORP                 CONV. DEBENT.   669930AA7   $   450    500,000  PRN             SOLE         N/A       X
PAMIDA HOLDINGS CORP.         COMMON STOCK    697642106   $   456     40,500  SH              SOLE         N/A       X
RAMTRON INTERNATIONAL CORP.   COMMON STOCK    751907106   $    69    138,679  SH              SOLE         N/A       X
SANDS REGENT                  COMMON STOCK    800091100   $   766    382,800  SH              SOLE         N/A       X
SBARRO, INC.                  COMMON STOCK    805844107   $ 9,396    344,800  SH              SOLE         N/A       X
SPEEDUS.COM                   COMMON STOCK    847723103   $   127     21,548  SH              SOLE         N/A       X
TRANS WORLD ENTERTAINMENT
  CORP.                       COMMON STOCK    89336Q100   $ 4,717    423,750  SH              SOLE         N/A       X
UTAH MEDICAL PRODUCTS, INC.   COMMON STOCK    917488108   $ 1,194    154,000  SH              SOLE         N/A       X
WESTMORELAND COAL             PREF. STOCK     960878304   $   414     22,683  SH              SOLE         N/A       X